Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

8.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements and determined that there are no material subsequent events to disclose in these financial statements.

8.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements and determined that there are no material subsequent events to disclose in these financial statements.